FINANCIAL SERVICES - Schedule of Financing Receivables Held by the Consolidated VIEs (Details) - Variable Interest Entity, Primary Beneficiary - USD ($) $ in Millions	Feb. 02, 2018	Feb. 03, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables held by consolidated VIEs, net	$ 4,553	$ 3,608
Financing Receivables, Short-term, Net
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables held by consolidated VIEs, net	2,572	2,227
Financing Receivables, Long-term, Net
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables held by consolidated VIEs, net	$ 1,981	$ 1,381